Leases Capital (table) (detail)	Mar. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Property, plant and equipment issued under capital lease	$ 5,313,000
Less accumulated amortizaion	89,000
Total	5,224,000
Building [Member]
Capital Leased Assets [Line Items]
Property, plant and equipment issued under capital lease	$ 5,313,000